Collaborative Arrangements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Research and development, net	$ 52,310	$ 19,659	$ 14,360
Collaborative Arrangement [Member]
Research and development, net	$ 3,600	$ 3,200	$ 700